Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock (in Shares)				27,760,000
Federal depository insurance coverage	$ 250,000		$ 250,000		$ 250,000
Net tangible assets			$ 5,000,001		$ 5,000,001
Temporary Equity, Shares Issued					54,133,917	53,253,011
Outstanding shares of common stock outside of permanent equity (in Shares)			55,192,542		55,200,000
Employee Stock Ownership Plan (ESOP), Effect on Earnings Per Share	55,195,379
Temporary Equity, Shares Issued (in Shares)					54,133,917	53,253,011
Class A Common Stock
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock (in Shares)			27,760,000
Temporary Equity, Shares Issued	54,055,562		54,055,562		55,192,542
Outstanding shares of common stock outside of permanent equity (in Shares)			54,133,917		55,200,000
Net Investment Income	$ 55,413	$ 700,646	$ 1,074,960	$ 2,202,846	$ 2,815,474	$ 1,078,369
Investment income earned on the Trust Account	$ 74,232	$ 3,146,769	$ 4,554,058	$ 9,927,002	$ 12,654,638	$ 4,375,763
Employee Stock Ownership Plan (ESOP), Effect on Earnings Per Share		55,200,000	55,200,000
Temporary Equity, Shares Issued (in Shares)	54,055,562		54,055,562		55,192,542